Subsequent Events	3 Months Ended
Jul. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
16.
SUBSEQUENT EVENTS

On August 6, 2025, the Company completed the sale of its IPA Europe B.V. to AVS Bio, a portfolio company of Arlington Capital Partners for total enterprise value of $12 million USD. The transaction generated $11.7 million USD in net proceeds. The divestiture included the purchase of the net assets of IPA Europe B.V., including the Oss and Utrecht locations.

The impact of this transaction will be reflected in the Company’s consolidated financial statements for the fiscal year ending April 30, 2026, subject to the customary post-closing adjustments. The final amount of the gain or loss has not yet been determined as the purchase price adjustments are ongoing.

Management has evaluated this transaction and concluded that it represents a subsequent event, as the divestiture closed after the period ending July 31, 2025. An adjustment for Assets Held for Sale has been made to the consolidated financial statements as of and for the period ended July 31, 2025.

On September 3, 2025, ImmunoPrecise Antibodies Ltd. (NASDAQ: IPA) (“IPA” or the “Company”), ImmunoPrecise Antibodies Ltd. and its subsidiaries (BioStrand and Talem) announced a unification under a single corporate brand, MindWalk, and a change of its Nasdaq ticker symbol to HYFT.